Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Accounting Policies [Abstract]
Other-than-temporary recognized for equity method investments	$ 0	$ 0
Number of operating segments | segment	1
Allowance for doubtful accounts balance	$ 100	$ 200